Long-Term Debt, net	6 Months Ended
Jun. 30, 2020
Long-Term Debt, net
Long-Term Debt, net

8      Long-Term Debt, net

Long-term debt, net consisted of the following (in thousands):

	Balance as of	Balance as of
Credit Facility	June 30, 2020	December 31, 2019
The Royal Bank of Scotland $475.5 mil. Facility	$449,692	$458,604
HSH Nordbank AG - Aegean Baltic Bank - Piraeus Bank $382.5 mil. Facility	362,986	372,340
Citibank $114 mil. Facility	68,587	74,402
Credit Suisse $171.8 mil. Facility	109,695	115,759
Citibank – Eurobank $37.6 mil. Facility	22,499	27,455
Club Facility $206.2 mil.	135,761	143,389
Sinosure Cexim - Citibank - ABN Amro $203.4 mil. Facility	30,510	40,680
Citibank $123.9 mil. Facility	86,947	88,793
Citibank $120 mil. Facility	96,614	100,245
Macquarie Bank $24 mil. Facility	24,000	—
Fair value of debt	(17,136)	(19,994)
Comprehensive Financing Plan exit fees accrued	22,397	22,139
Total long-term debt	$1,392,552	$1,423,812
Less: Deferred finance costs, net	(29,215)	(33,476)
Less: Current portion	(123,084)	(119,673)
Total long-term debt net of current portion and deferred finance cost	$1,240,253	$1,270,663

On April 8, 2020, the vessel owning companies Rewarding International Shipping Inc. and Blackwell Seaways Inc. entered into a loan agreement with Macquarie Bank, which is guaranteed by Danaos, for an amount up to $24 million drawn down in full on April 9, 2020. The loan was used to partially finance the acquisition costs of two newly acquired vessels Niledutch Lion and Phoebe owned by these vessel owning companies, liens on which vessels secure this loan agreement. The loan bears interest at LIBOR plus 3.9% margin and is repayable in nineteen quarterly instalments starting from September 30, 2020 over a five year period of the loan with a balloon payment at maturity amounting to $10.4 million.

Each of the credit facilities is collateralized by first and second preferred mortgages over the vessels financed, general assignment of all hire freights, income and earnings, the assignment of their insurance policies, as well as any proceeds from the sale of mortgaged vessels, and in the case of the credit facilities entered into in 2018 the Company’s investments in ZIM and Hyundai Merchant Marine securities, and stock pledges and benefits from corporate guarantees. As of June 30, 2020, fifty-five of the Company's vessels, excluding the SM Charleston, Hyundai Honour and Hyundai Respect, having a net carrying value of $2,165.9 million, were subject to first and second preferred mortgages as collateral to the Company's credit facilities. As of June 30, 2020, there was no remaining borrowing availability under the Company’s credit facilities. The Company was in compliance with the financial covenants of the credit facilities as of June 30, 2020 and December 31, 2019. Unpaid loan amendment fees of $7.4 million and $14.8 million are accrued under "Other current liabilities" as of June 30, 2020 and December 31, 2019, respectively.

The Sinosure–Cexim–Citibank–ABN Amro Credit Facility provides for semi-annual amortization payments and the 2018 Credit Facilities provide for quarterly fixed and variable amortization payments, together representing approximately 85% of actual free cash flows from the relevant vessels securing such credit facilities, subject to certain adjustments. The 2018 Credit Facilities have maturity dates of December 31, 2023 (or in some cases June 30, 2024). The scheduled debt maturities of total long-term debt subsequent to June 30, 2020 are as follows (in thousands):

	Fixed principal			Total
Payments due by period ended	repayments		Final payments	principal payments
June 30, 2021	$123,084		—	$123,084
June 30, 2022	109,477		—	109,477
June 30, 2023	87,422		—	87,422
June 30, 2024	38,079	*	$1,017,179	1,055,258
June 30, 2025	1,650		10,400	12,050
Total long-term debt	$359,712		$1,027,579	$1,387,291

*     The final payments include the unamortized remaining principal debt balances under the 2018 Credit Facilities, as such amount will be determinable following the fixed amortization. As mentioned above, the Company is also subject to quarterly variable principal amortization based on actual free cash flows, which are included under “Final payments” in this table.